UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31*

Date of reporting period: April 30, 2017

*	This Form N-CSR pertains to the following series of the Registrant: MFS Equity Opportunities Fund. The remaining series of the Registrant each has a fiscal year end of April 30.

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

April 30, 2017

MFS® EQUITY OPPORTUNITIES FUND

MSR-SEM

MFS® EQUITY OPPORTUNITIES FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE EXECUTIVE CHAIRMAN

Dear Shareholders:

Despite the United Kingdom’s decision to leave the European Union and policy uncertainty accompanying a new presidential administration in the United States, most markets have proved resilient. U.S. share prices have reached new highs, and U.S. bond yields rose on hopes surrounding President Trump’s proposed fiscal policies and indications that the U.S. Federal Reserve will continue to gradually hike interest rates. However, interest rates in most developed markets remain very low, with central banks maintaining accommodative monetary policies in hopes of reinvigorating slow-growing economies and lifting inflation.

Globally, economic growth has shown signs of recovery, led by China, the U.S. and the eurozone. Despite better growth, there are few immediate signs of worrisome inflation. Emerging market economies are recovering at a somewhat slower pace amid fears that restrictive U.S. trade policies could further hamper the restrained pace of global trade growth. Looking ahead, markets will have to contend with a series of European elections during 2017, as well as geopolitical hot spots on the Korean peninsula and in the Middle East.

At MFS®, we believe time is an asset. A patient, long-term approach to investing can have a powerful impact on decision making and outcomes. Time arbitrage, as we call it, simply comes down to having the conviction and discipline to allow enough time for good investment ideas to play out. In our view, such an approach, along with the professional guidance of a financial advisor, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Executive Chairman

MFS Investment Management

June 16, 2017

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Bank of America Corp.	3.6%
Priceline Group, Inc.	3.2%
Electronic Arts, Inc.	3.0%
Owens Corning	2.9%
LogMeIn, Inc.	2.9%
Unum Group	2.8%
STAG Industrial, Inc., REIT	2.7%
Toll Brothers, Inc.	2.6%
PepsiCo, Inc.	2.6%
Grand Canyon Education, Inc.	2.6%

Equity sectors
Financial Services	29.3%
Special Products & Services	13.2%
Technology	10.2%
Health Care	9.5%
Utilities & Communications	7.1%
Industrial Goods & Services	6.6%
Autos & Housing	5.6%
Leisure	5.5%
Basic Materials	4.8%
Energy	4.7%
Consumer Staples	2.6%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Percentages are based on net assets as of 4/30/17.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2016 through April 30, 2017

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2016 through April 30, 2017.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/16	Ending Account Value 4/30/17	Expenses Paid During Period (p) 11/01/16-4/30/17
A	Actual	1.18%	$1,000.00	$1,104.58	$6.16
	Hypothetical (h)	1.18%	$1,000.00	$1,018.94	$5.91
B	Actual	1.94%	$1,000.00	$1,100.40	$10.10
	Hypothetical (h)	1.94%	$1,000.00	$1,015.17	$9.69
C	Actual	1.93%	$1,000.00	$1,100.30	$10.05
	Hypothetical (h)	1.93%	$1,000.00	$1,015.22	$9.64
I	Actual	0.94%	$1,000.00	$1,105.68	$4.91
	Hypothetical (h)	0.94%	$1,000.00	$1,020.13	$4.71
R1	Actual	1.94%	$1,000.00	$1,100.27	$10.10
	Hypothetical (h)	1.94%	$1,000.00	$1,015.17	$9.69
R2	Actual	1.44%	$1,000.00	$1,102.85	$7.51
	Hypothetical (h)	1.44%	$1,000.00	$1,017.65	$7.20
R3	Actual	1.19%	$1,000.00	$1,104.42	$6.21
	Hypothetical (h)	1.19%	$1,000.00	$1,018.89	$5.96
R4	Actual	0.94%	$1,000.00	$1,105.89	$4.91
	Hypothetical (h)	0.94%	$1,000.00	$1,020.13	$4.71
R6	Actual	0.84%	$1,000.00	$1,106.27	$4.39
	Hypothetical (h)	0.84%	$1,000.00	$1,020.63	$4.21

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Expense ratios reflect a one-time Reimbursement of Expenses by Custodian of 0.01% that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

PORTFOLIO OF INVESTMENTS

4/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.1%
Issuer	Shares/Par	Value ($)
Biotechnology - 2.6%
Celgene Corp. (a)	99,125	$12,296,452

Business Services - 10.0%
DXC Technology Co. (a)	48,251	$3,635,230
First Data Corp. (a)	721,827	11,274,938
FleetCor Technologies, Inc. (a)	75,825	10,701,941
Grand Canyon Education, Inc. (a)	165,592	12,445,895
Travelport Worldwide Ltd.	732,365	9,645,247

		$47,703,251
Computer Software - 2.5%
Intuit, Inc.	97,119	$12,160,270

Computer Software - Systems - 4.8%
Hewlett Packard Enterprise	561,685	$10,464,192
Tech Data Corp. (a)	128,915	12,330,720

		$22,794,912
Construction - 5.6%
Owens Corning	229,660	$13,974,811
Toll Brothers, Inc.	351,424	12,647,750

		$26,622,561
Consumer Services - 3.2%
Priceline Group, Inc. (a)	8,313	$15,352,615

Electrical Equipment - 2.3%
MSC Industrial Direct Co., Inc., “A”	125,346	$11,222,227

Energy - Independent - 2.3%
Rice Energy, Inc. (a)	513,785	$10,938,483

Food & Beverages - 2.6%
PepsiCo, Inc.	110,246	$12,488,667

Insurance - 6.4%
Hartford Financial Services Group, Inc.	223,787	$10,822,339
MetLife, Inc.	126,929	6,576,191
Unum Group	287,484	13,319,134

		$30,717,664

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Internet - 2.9%
LogMeIn, Inc.	122,323	$13,822,499

Leisure & Toys - 3.0%
Electronic Arts, Inc. (a)	152,165	$14,428,285

Machinery & Tools - 4.3%
Regal Beloit Corp.	125,256	$9,876,436
SPX Corp. (a)	427,876	10,294,697

		$20,171,133
Major Banks - 8.5%
Bank of America Corp.	732,918	$17,106,306
Morgan Stanley	267,257	11,590,936
State Street Corp.	142,755	11,977,145

		$40,674,387
Medical & Health Technology & Services - 4.7%
HCA Holdings, Inc. (a)	136,901	$11,528,433
McKesson Corp.	77,466	10,712,773

		$22,241,206
Natural Gas - Pipeline - 2.3%
Plains GP Holdings LP	364,050	$10,837,769

Oil Services - 2.4%
NOW, Inc. (a)	686,600	$11,679,066

Other Banks & Diversified Financials - 9.2%
Citigroup, Inc.	193,332	$11,429,788
Discover Financial Services	166,701	10,433,816
East West Bancorp, Inc.	224,360	12,176,017
Synchrony Financial	348,425	9,686,215

		$43,725,836
Pharmaceuticals - 2.2%
Eli Lilly & Co.	128,295	$10,527,888

Real Estate - 5.2%
STAG Industrial, Inc., REIT	494,432	$13,033,228
Starwood Property Trust, Inc., REIT	516,568	11,720,928

		$24,754,156
Restaurants - 2.5%
Domino’s Pizza, Inc.	65,287	$11,842,409

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Chemicals - 4.8%
A. Schulman, Inc.	349,865	$11,073,227
Univar, Inc. (a)	395,170	11,795,825

		$22,869,052
Utilities - Electric Power - 4.8%
DTE Energy Co.	117,106	$12,248,117
Exelon Corp.	313,645	10,861,526

		$23,109,643
Total Common Stocks (Identified Cost, $427,489,809)		$472,980,431

Money Market Funds - 0.5%
MFS Institutional Money Market Portfolio, 0.78% (v) (Identified Cost, $2,238,377)	2,238,601	$2,238,601
Total Investments (Identified Cost, $429,728,186)		$475,219,032

Other Assets, Less Liabilities - 0.4%		2,278,204
Net Assets - 100.0%		$477,497,236

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/17 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $427,489,809)	$472,980,431
Underlying affiliated funds, at value (identified cost, $2,238,377)	2,238,601
Total investments, at value (identified cost, $429,728,186)	$475,219,032
Receivables for
Investments sold	5,208,753
Fund shares sold	304,323
Dividends	520,098
Other assets	50,402
Total assets	$481,302,608
Liabilities
Payables for
Investments purchased	$2,348,251
Fund shares reacquired	1,191,131
Payable to affiliates
Investment adviser	40,308
Shareholder servicing costs	163,617
Distribution and service fees	17,917
Payable for independent Trustees’ compensation	2,160
Accrued expenses and other liabilities	41,988
Total liabilities	$3,805,372
Net assets	$477,497,236
Net assets consist of
Paid-in capital	$404,485,002
Unrealized appreciation (depreciation) on investments	45,490,846
Accumulated net realized gain (loss) on investments	26,501,003
Undistributed net investment income	1,020,385
Net assets	$477,497,236
Shares of beneficial interest outstanding	14,574,583

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$174,011,922	5,259,024	$33.09
Class B	13,538,556	428,107	31.62
Class C	102,817,584	3,248,167	31.65
Class I	161,663,266	4,875,077	33.16
Class R1	304,932	9,666	31.55
Class R2	1,810,024	56,171	32.22
Class R3	1,195,753	36,262	32.98
Class R4	10,559,044	318,004	33.20
Class R6	11,596,155	344,105	33.70

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $35.11 [100 / 94.25 x $33.09]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/17 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$4,621,652
Dividends from underlying affiliated funds	10,557
Other	313
Total investment income	$4,632,522
Expenses
Management fee	$1,792,818
Distribution and service fees	852,577
Shareholder servicing costs	271,032
Administrative services fee	42,247
Independent Trustees’ compensation	5,370
Custodian fee	13,868
Reimbursement of custodian expenses	(16,723)
Shareholder communications	28,311
Audit and tax fees	23,090
Legal fees	2,411
Miscellaneous	87,561
Total expenses	$3,102,562
Reduction of expenses by investment adviser and distributor	(22,942)
Net expenses	$3,079,620
Net investment income	$1,552,902
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$26,827,747
Underlying affiliated funds	(477)
Net realized gain (loss) on investments	$26,827,270
Change in unrealized appreciation (depreciation) on investments	$19,062,965
Net realized and unrealized gain (loss) on investments	$45,890,235
Change in net assets from operations	$47,443,137

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/17 (unaudited)	Year ended 10/31/16
From operations
Net investment income	$1,552,902	$2,374,522
Net realized gain (loss) on investments	26,827,270	25,168,076
Net unrealized gain (loss) on investments	19,062,965	(2,677,228)
Change in net assets from operations	$47,443,137	$24,865,370
Distributions declared to shareholders
From net investment income	$(2,350,036)	$(1,400,027)
From net realized gain on investments	(4,101,140)	—
Total distributions declared to shareholders	$(6,451,176)	$(1,400,027)
Change in net assets from fund share transactions	$(26,939,996)	$(33,218,359)
Total change in net assets	$14,051,965	$(9,753,016)
Net assets
At beginning of period	463,445,271	473,198,287
At end of period (including undistributed net investment income of $1,020,385 and $1,817,519, respectively)	$477,497,236	$463,445,271

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class A			2016	2015	2014	2013	2012

Net asset value, beginning of period	$30.38		$28.78	$28.25	$25.54	$18.99	$16.66
Income (loss) from investment operations
Net investment income (d)	$0.12	(c)	$0.19	$0.12	$0.09	$0.20	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	3.04		1.50	0.49	2.69	6.58	2.40
Total from investment operations	$3.16		$1.69	$0.61	$2.78	$6.78	$2.54
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.09)	$(0.08)	$(0.07)	$(0.23)	$(0.21)
From net realized gain on investments	(0.27)		—	—	—	—	—
Total distributions declared to shareholders	$(0.45)		$(0.09)	$(0.08)	$(0.07)	$(0.23)	$(0.21)
Net asset value, end of period (x)	$33.09		$30.38	$28.78	$28.25	$25.54	$18.99
Total return (%) (r)(s)(t)(x)	10.46	(c)(n)	5.88	2.17	10.90	36.11	15.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19	(a)(c)	1.20	1.21	1.19	1.28	1.34
Expenses after expense reductions (f)	1.18	(a)(c)	1.19	1.20	1.19	1.27	1.34
Net investment income	0.74	(a)(c)	0.63	0.41	0.32	0.93	0.80
Portfolio turnover	70	(n)	109	119	106	115	123
Net assets at end of period (000 omitted)	$174,012		$210,858	$218,412	$257,948	$155,571	$87,130

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class B			2016	2015	2014	2013	2012

Net asset value, beginning of period	$28.99		$27.59	$27.21	$24.72	$18.38	$16.12
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(c)(w)	$(0.03)	$(0.10)	$(0.11)	$0.05	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	2.90		1.43	0.48	2.60	6.37	2.32
Total from investment operations	$2.90		$1.40	$0.38	$2.49	$6.42	$2.33
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$—	$(0.08)	$(0.07)
From net realized gain on investments	(0.27)		—	—	—	—	—
Total distributions declared to shareholders	$(0.27)		$—	$—	$—	$(0.08)	$(0.07)
Net asset value, end of period (x)	$31.62		$28.99	$27.59	$27.21	$24.72	$18.38
Total return (%) (r)(s)(t)(x)	10.04	(c)(n)	5.07	1.40	10.07	35.11	14.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.94	(a)(c)	1.95	1.96	1.95	2.03	2.09
Expenses after expense reductions (f)	1.94	(a)(c)	1.95	1.95	1.94	2.03	2.09
Net investment income (loss)	0.00	(a)(c)(w)	(0.11)	(0.35)	(0.43)	0.24	0.05
Portfolio turnover	70	(n)	109	119	106	115	123
Net assets at end of period (000 omitted)	$13,539		$13,895	$17,022	$18,480	$12,876	$10,056

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class C			2016	2015	2014	2013	2012

Net asset value, beginning of period	$29.02		$27.62	$27.23	$24.74	$18.40	$16.13
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(c)(w)	$(0.03)	$(0.10)	$(0.12)	$0.04	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	2.90		1.43	0.49	2.61	6.38	2.34
Total from investment operations	$2.90		$1.40	$0.39	$2.49	$6.42	$2.35
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$—	$(0.08)	$(0.08)
From net realized gain on investments	(0.27)		—	—	—	—	—
Total distributions declared to shareholders	$(0.27)		$—	$—	$—	$(0.08)	$(0.08)
Net asset value, end of period (x)	$31.65		$29.02	$27.62	$27.23	$24.74	$18.40
Total return (%) (r)(s)(t)(x)	10.03	(c)(n)	5.07	1.43	10.06	35.07	14.63
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.94	(a)(c)	1.95	1.96	1.95	2.03	2.09
Expenses after expense reductions (f)	1.93	(a)(c)	1.95	1.95	1.94	2.03	2.09
Net investment income (loss)	0.00	(a)(c)(w)	(0.12)	(0.36)	(0.45)	0.20	0.06
Portfolio turnover	70	(n)	109	119	106	115	123
Net assets at end of period (000 omitted)	$102,818		$105,432	$108,122	$106,272	$49,276	$31,014

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class I			2016	2015	2014	2013	2012

Net asset value, beginning of period	$30.49		$28.88	$28.35	$25.61	$19.05	$16.72
Income (loss) from investment operations
Net investment income (d)	$0.16	(c)	$0.26	$0.19	$0.15	$0.23	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	3.04		1.51	0.49	2.71	6.61	2.42
Total from investment operations	$3.20		$1.77	$0.68	$2.86	$6.84	$2.59
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.16)	$(0.15)	$(0.12)	$(0.28)	$(0.26)
From net realized gain on investments	(0.27)		—	—	—	—	—
Total distributions declared to shareholders	$(0.53)		$(0.16)	$(0.15)	$(0.12)	$(0.28)	$(0.26)
Net asset value, end of period (x)	$33.16		$30.49	$28.88	$28.35	$25.61	$19.05
Total return (%) (r)(s)(x)	10.57	(c)(n)	6.17	2.42	11.19	36.40	15.79
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94	(a)(c)	0.95	0.96	0.95	1.03	1.08
Expenses after expense reductions (f)	0.94	(a)(c)	0.95	0.95	0.95	1.02	1.08
Net investment income	1.02	(a)(c)	0.88	0.66	0.54	1.01	0.97
Portfolio turnover	70	(n)	109	119	106	115	123
Net assets at end of period (000 omitted)	$161,663		$112,860	$110,990	$146,339	$56,117	$14,921

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class R1			2016	2015	2014	2013		2012

Net asset value, beginning of period	$28.93		$27.53	$27.14	$24.66	$18.36		$16.11
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	(c)(w)	$(0.02)	$(0.10)	$(0.13)	$(0.00	)(w)	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	2.89		1.42	0.49	2.61	6.40		2.33
Total from investment operations	$2.89		$1.40	$0.39	$2.48	$6.40		$2.34
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$—	$(0.10)		$(0.09)
From net realized gain on investments	(0.27)		—	—	—	—		—
Total distributions declared to shareholders	$(0.27)		$—	$—	$—	$(0.10)		$(0.09)
Net asset value, end of period (x)	$31.55		$28.93	$27.53	$27.14	$24.66		$18.36
Total return (%) (r)(s)(x)	10.03	(c)(n)	5.09	1.44	10.06	35.04		14.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.94	(a)(c)	1.95	1.96	1.95	2.02		2.09
Expenses after expense reductions (f)	1.94	(a)(c)	1.95	1.96	1.95	2.02		2.09
Net investment income (loss)	0.02	(a)(c)	(0.08)	(0.37)	(0.48)	(0.01)		0.06
Portfolio turnover	70	(n)	109	119	106	115		123
Net assets at end of period (000 omitted)	$305		$258	$1,643	$1,397	$418		$101

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class R2			2016	2015	2014	2013	2012

Net asset value, beginning of period	$29.58		$28.00	$27.59	$24.94	$18.56	$16.30
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	(c)	$0.11	$0.04	$(0.02)	$0.15	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	2.95		1.47	0.48	2.68	6.42	2.34
Total from investment operations	$3.03		$1.58	$0.52	$2.66	$6.57	$2.44
Less distributions declared to shareholders
From net investment income	$(0.12)		$—	$(0.11)	$(0.01)	$(0.19)	$(0.18)
From net realized gain on investments	(0.27)		—	—	—	—	—
Total distributions declared to shareholders	$(0.39)		$—	$(0.11)	$(0.01)	$(0.19)	$(0.18)
Net asset value, end of period (x)	$32.22		$29.58	$28.00	$27.59	$24.94	$18.56
Total return (%) (r)(s)(x)	10.28	(c)(n)	5.64	1.89	10.66	35.75	15.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.44	(a)(c)	1.45	1.46	1.48	1.53	1.59
Expenses after expense reductions (f)	1.44	(a)(c)	1.45	1.45	1.47	1.53	1.59
Net investment income (loss)	0.50	(a)(c)	0.38	0.14	(0.09)	0.71	0.55
Portfolio turnover	70	(n)	109	119	106	115	123
Net assets at end of period (000 omitted)	$1,810		$1,716	$1,894	$1,728	$185	$117

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class R3			2016	2015	2014	2013	2012

Net asset value, beginning of period	$30.28		$28.68	$28.19	$25.49	$18.96	$16.65
Income (loss) from investment operations
Net investment income (d)	$0.12	(c)	$0.18	$0.11	$0.07	$0.16	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	3.03		1.50	0.49	2.70	6.60	2.39
Total from investment operations	$3.15		$1.68	$0.60	$2.77	$6.76	$2.53
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.08)	$(0.11)	$(0.07)	$(0.23)	$(0.22)
From net realized gain on investments	(0.27)		—	—	—	—	—
Total distributions declared to shareholders	$(0.45)		$(0.08)	$(0.11)	$(0.07)	$(0.23)	$(0.22)
Net asset value, end of period (x)	$32.98		$30.28	$28.68	$28.19	$25.49	$18.96
Total return (%) (r)(s)(x)	10.48	(c)(n)	5.87	2.17	10.90	36.09	15.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19	(a)(c)	1.20	1.21	1.20	1.27	1.34
Expenses after expense reductions (f)	1.19	(a)(c)	1.20	1.20	1.20	1.27	1.34
Net investment income	0.76	(a)(c)	0.63	0.38	0.26	0.69	0.80
Portfolio turnover	70	(n)	109	119	106	115	123
Net assets at end of period (000 omitted)	$1,196		$1,593	$1,677	$1,492	$425	$120

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class R4			2016	2015	2014	2013	2012

Net asset value, beginning of period	$30.52		$28.90	$28.37	$25.62	$19.05	$16.73
Income (loss) from investment operations
Net investment income (d)	$0.16	(c)	$0.26	$0.18	$0.16	$0.27	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	3.05		1.50	0.49	2.69	6.58	2.40
Total from investment operations	$3.21		$1.76	$0.67	$2.85	$6.85	$2.58
Less distributions declared to shareholders
From net investment income	$(0.26)		$(0.14)	$(0.14)	$(0.10)	$(0.28)	$(0.26)
From net realized gain on investments	(0.27)		—	—	—	—	—
Total distributions declared to shareholders	$(0.53)		$(0.14)	$(0.14)	$(0.10)	$(0.28)	$(0.26)
Net asset value, end of period (x)	$33.20		$30.52	$28.90	$28.37	$25.62	$19.05
Total return (%) (r)(s)(x)	10.59	(c)(n)	6.11	2.41	11.18	36.45	15.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94	(a)(c)	0.95	0.96	0.94	1.03	1.09
Expenses after expense reductions (f)	0.94	(a)(c)	0.95	0.96	0.94	1.03	1.09
Net investment income	0.97	(a)(c)	0.87	0.61	0.57	1.23	1.04
Portfolio turnover	70	(n)	109	119	106	115	123
Net assets at end of period (000 omitted)	$10,559		$6,656	$6,322	$9,664	$6,535	$5,764

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/17 (unaudited)		Years ended 10/31
Class R6 (y)			2016	2015	2014	2013	2012

Net asset value, beginning of period	$30.99		$29.36	$28.80	$26.02	$19.07	$16.70
Income (loss) from investment operations
Net investment income (d)	$0.18	(c)	$0.29	$0.23	$0.22	$0.19	$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	3.09		1.53	0.50	2.68	6.78	2.37
Total from investment operations	$3.27		$1.82	$0.73	$2.90	$6.97	$2.58
Less distributions declared to shareholders
From net investment income	$(0.29)		$(0.19)	$(0.17)	$(0.12)	$(0.02)	$(0.21)
From net realized gain on investments	(0.27)		—	—	—	—	—
Total distributions declared to shareholders	$(0.56)		$(0.19)	$(0.17)	$(0.12)	$(0.02)	$(0.21)
Net asset value, end of period (x)	$33.70		$30.99	$29.36	$28.80	$26.02	$19.07
Total return (%) (r)(s)(x)	10.63	(c)(n)	6.25	2.58	11.20	36.60	15.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85	(a)(c)	0.85	0.85	0.86	0.92	1.22
Expenses after expense reductions (f)	0.84	(a)(c)	0.85	0.85	0.86	0.92	1.22
Net investment income	1.10	(a)(c)	0.95	0.81	0.79	0.79	1.19
Portfolio turnover	70	(n)	109	119	106	115	123
Net assets at end of period (000 omitted)	$11,596		$10,178	$7,115	$1,647	$4,399	$110

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher. See Note 2 in the Notes to Financial Statements for additional information.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	On May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. On June 1, 2012, Class R5 shares were offered for sale to the public. Effective August 26, 2016, Class R5 shares were renamed Class R6 shares.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Equity Opportunities Fund (the fund) is a diversified series of MFS Series Trust XII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impacts of the Rule, management believes that many of the Regulation S-X amendments are consistent with the fund’s current financial statement presentation and expects that the fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid

Notes to Financial Statements (unaudited) – continued

quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted

Notes to Financial Statements (unaudited) – continued

quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$472,980,431	$—	$—	$472,980,431
Mutual Funds	2,238,601	—	—	2,238,601
Total Investments	$475,219,032	$—	$—	$475,219,032

For further information regarding security characteristics, see the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Reimbursement of Expenses by Custodian – In December 2015, the fund’s custodian (or former custodian), State Street Bank and Trust Company, announced that it intended to reimburse its asset servicing clients for expense amounts that it billed in error during the period 1998 through 2015. The amount of this one-time reimbursement attributable to the fund is reflected as “Reimbursement of custodian expenses” in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/16
Ordinary income (including any short-term capital gains)	$1,400,027

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/17
Cost of investments	$430,055,938
Gross appreciation	50,087,442
Gross depreciation	(4,924,348)
Net unrealized appreciation (depreciation)	$45,163,094

As of 10/31/16
Undistributed ordinary income	1,817,519
Undistributed long-term capital gain	4,100,905
Net unrealized appreciation (depreciation)	26,101,849

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares

Notes to Financial Statements (unaudited) – continued

approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 4/30/17	Year ended 10/31/16	Six months ended 4/30/17	Year ended 10/31/16
Class A	$1,203,331	$658,580	$1,824,850	$—
Class B	—	—	126,354	—
Class C	—	—	950,683	—
Class I	975,526	658,773	1,016,269	—
Class R1	—	—	2,216	—
Class R2	6,730	—	15,650	—
Class R3	9,647	4,692	14,270	—
Class R4	56,153	30,310	58,605	—
Class R6	98,649	47,672	92,243	—
Total	$2,350,036	$1,400,027	$4,101,140	$—

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Next $1.5 billion of average daily net assets	0.65%
Next $2.5 billion of average daily net assets	0.60%
Average daily net assets in excess of $5 billion	0.50%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended April 30, 2017, this management fee reduction amounted to $17,957, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2017 was equivalent to an annual effective rate of 0.74% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R6
1.40%	2.15%	2.15%	1.15%	2.15%	1.65%	1.40%	1.15%	1.09%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2018. For the six months

Notes to Financial Statements (unaudited) – continued

ended April 30, 2017, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $24,020 for the six months ended April 30, 2017, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$246,183
Class B	0.75%	0.25%	1.00%	1.00%	69,488
Class C	0.75%	0.25%	1.00%	1.00%	528,994
Class R1	0.75%	0.25%	1.00%	1.00%	1,390
Class R2	0.25%	0.25%	0.50%	0.50%	4,396
Class R3	—	0.25%	0.25%	0.25%	2,126
Total Distribution and Service Fees					$852,577

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2017 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended April 30, 2017, this rebate amounted to $4,731, $15, $235, and $4 for Class A, Class B, Class C, and Class R3, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2017, were as follows:

Amount
Class A	$348
Class B	9,637
Class C	3,303

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2017, the fee was $28,678, which equated to 0.0120% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2017, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $242,354.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2017 was equivalent to an annual effective rate of 0.0177% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended April 30, 2017, the fee paid by the fund under this agreement was $449 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS.

On March 16, 2016, MFS redeemed 826 shares of Class R4 for an aggregate amount of $23,745.

The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at

Notes to Financial Statements (unaudited) – continued

current market prices with no remuneration paid in connection with the transaction. During the six months ended April 30, 2017, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $2,616,349 and $201,703, respectively. The sales transactions resulted in net realized gains (losses) of $(7,607).

(4) Portfolio Securities

For the six months ended April 30, 2017, purchases and sales of investments, other than short-term obligations, aggregated $333,005,836 and $364,591,154, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/17		Year ended 10/31/16
	Shares	Amount	Shares	Amount
Shares sold
Class A	372,535	$11,929,068	1,239,302	$36,254,051
Class B	27,623	844,394	116,421	3,237,654
Class C	193,661	5,916,717	520,376	14,612,958
Class I	2,156,785	69,921,482	1,687,083	49,909,033
Class R1	2,103	64,555	7,119	198,795
Class R2	4,551	143,451	17,710	501,853
Class R3	4,559	147,179	7,187	208,187
Class R4	109,875	3,635,672	21,004	614,693
Class R6	42,696	1,385,987	139,576	3,929,804
	2,914,388	$93,988,505	3,755,778	$109,467,028

Shares issued to shareholders in reinvestment of distributions
Class A	91,968	$2,901,605	21,932	$626,385
Class B	4,021	121,593	—	—
Class C	25,835	782,012	—	—
Class I	51,422	1,624,405	18,304	523,498
Class R1	73	2,216	—	—
Class R2	728	22,380	—	—
Class R3	761	23,917	165	4,692
Class R4	1,038	32,837	321	9,207
Class R6	1,716	55,076	55	1,603
	177,562	$5,566,041	40,777	$1,165,385

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/17		Year ended 10/31/16
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(2,146,162)	$(69,473,655)	(1,910,123)	$(56,055,410)
Class B	(82,773)	(2,550,286)	(254,169)	(7,173,103)
Class C	(604,336)	(18,574,903)	(802,679)	(22,521,148)
Class I	(1,035,223)	(33,632,023)	(1,846,207)	(53,025,104)
Class R1	(1,432)	(44,127)	(57,874)	(1,673,595)
Class R2	(7,127)	(217,233)	(27,328)	(751,977)
Class R3	(21,680)	(712,829)	(13,211)	(381,193)
Class R4	(10,960)	(351,383)	(22,060)	(654,209)
Class R6	(28,772)	(938,103)	(53,553)	(1,615,033)
	(3,938,465)	$(126,494,542)	(4,987,204)	$(143,850,772)

Net change
Class A	(1,681,659)	$(54,642,982)	(648,889)	$(19,174,974)
Class B	(51,129)	(1,584,299)	(137,748)	(3,935,449)
Class C	(384,840)	(11,876,174)	(282,303)	(7,908,190)
Class I	1,172,984	37,913,864	(140,820)	(2,592,573)
Class R1	744	22,644	(50,755)	(1,474,800)
Class R2	(1,848)	(51,402)	(9,618)	(250,124)
Class R3	(16,360)	(541,733)	(5,859)	(168,314)
Class R4	99,953	3,317,126	(735)	(30,309)
Class R6	15,640	502,960	86,078	2,316,374
	(846,515)	$(26,939,996)	(1,190,649)	$(33,218,359)

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2017, the fund’s commitment fee and interest expense were $1,668 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,516,944	53,184,653	(53,462,996)	2,238,601

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(477)	$—	$10,557	$2,238,601

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of shareholders of MFS Series Trust XII, which was held on April 19, 2017, the following action was taken:

Item 1: To elect the following individuals as Trustees:

	Number of Dollars
Nominee	For	Withheld Authority
Steven E. Buller	1,527,849,643.111	21,706,081.386
John A. Caroselli	1,528,675,340.149	20,880,384.349
Maureen R. Goldfarb	1,533,462,538.361	16,093,218.007
David H. Gunning	1,527,766,214.853	21,789,509.645
Michael Hegarty	1,527,421,066.799	22,134,657.699
John P. Kavanaugh	1,527,754,774.296	21,800,950.202
Robert J. Manning	1,528,069,495.445	21,486,229.053
Clarence Otis, Jr.	1,527,617,446.497	21,938,278.001
Maryanne L. Roepke	1,534,659,939.729	14,895,816.639
Robin A. Stelmach	1,530,322,502.784	19,233,221.713
Laurie J. Thomsen	1,533,379,625.808	16,176,117.939

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com (once you have selected “Individual Investor” as your role, click on “Individual Investor Home” in the top navigation and then select “Learn More About Proxy Voting” under the “I want to…” header on the left hand column of the page), or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by following these steps once you have selected “Individual Investor” as your role: (1) Click on the “Individual Investor Home” in the top navigation and then select the “Announcements” option within the “Market Outlooks” drop down, or (2) Click on “Products & Services” and “Mutual Funds” and then choose the fund’s name in the “Select a fund” menu.

INFORMATION ABOUT FUND CONTRACTS AND LEGAL CLAIMS

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

Effective January 1, 2017, the Code of Ethics (the “Code”) was amended to (i) clarify that the term “for profit” company as used in Section II.B of the Code excludes the investment adviser and its subsidiaries and pooled investment vehicles sponsored by the investment adviser or its subsidiaries, (ii) align the Code’s provisions regarding receipt of gifts and entertainment in Section II.B of the Code with the gifts and entertainment policy of the Funds’ investment adviser, and (iii) make other administrative changes. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

A copy of the amended Code effective as of January 1, 2017 is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for MFS Equity Opportunities Fund is included as part of the report to shareholders under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Attached hereto.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XII

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: June 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: June 16, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 16, 2017

*	Print name and title of each signing officer under his or her signature.